Segment Information Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Asset impairment Charges	$ 5	$ 5	$ 124	$ 23
Asset and goodwill impairment		(5)	(181)	(23)
Business realignment costs		(47)	(21)	(35)
Integration costs		0	(10)	(12)
Unrealized and realized foreign currency losses excluded from EBITDA		(32)	(2)	(3)
Other		(36)	(35)	(39)
Loss on extinguishment of debt		0	(6)	0
Interest expense, net		308	303	263
Income tax (expense) benefit		(26)	(349)	384
Depreciation and amortization		(144)	(148)	(153)
Net income		(148)	(633)	346
Net Income (Loss) Attributable to Noncontrolling Interest		0	(1)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(148)	(634)	346
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		272	258	337
Depreciation and amortization		(101)	(105)	(109)
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		251	231	201
Depreciation and amortization		(36)	(37)	(38)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		(73)	(67)	(48)
Depreciation and amortization		$ (7)	$ (6)	$ (6)